Exhibit 99.1

Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	September 2014
Distribution Date	10/15/2014
Transaction Month	15
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		June 1, 2013
Closing Date:		June 27, 2013

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,547,772,942.62	80,923	3.53%	56.05
Original Adj. Pool Balance:		$1,514,531,732.70

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$348,000,000.00	22.484%	0.25000%		July 15, 2014
Class A-2 Notes	Fixed	$455,000,000.00	29.397%	0.53000%		March 15, 2016
Class A-3 Notes	Fixed	$431,000,000.00	27.846%	0.71000%		September 15, 2017
Class A-4 Notes	Fixed	$167,690,000.00	10.834%	1.01000%		February 15, 2019
Class B Notes	Fixed	$27,270,000.00	1.762%	1.45000%		February 15, 2019
Class C Notes	Fixed	$40,890,000.00	2.642%	1.71000%		February 15, 2019
Class D Notes	Fixed	$33,310,000.00	2.152%	2.48000%		September 16, 2019
Total Securities		$1,503,160,000.00	97.118%

Overcollateralization		$11,371,732.70	0.735%
YSOA		$33,241,209.92	2.148%
Total Original Pool Balance		$1,547,772,942.62	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$155,200,673.93	0.3411004	$117,532,038.67	0.2583122	$37,668,635.26
Class A-3 Notes	$431,000,000.00	1.0000000	$431,000,000.00	1.0000000	$-
Class A-4 Notes	$167,690,000.00	1.0000000	$167,690,000.00	1.0000000	$-
Class B Notes	$27,270,000.00	1.0000000	$27,270,000.00	1.0000000	$-
Class C Notes	$40,890,000.00	1.0000000	$40,890,000.00	1.0000000	$-
Class D Notes	$33,310,000.00	1.0000000	$33,310,000.00	1.0000000	$-
Total Securities	$855,360,673.93	0.5690417	$817,692,038.67	0.5439820	$37,668,635.26

Weighted Avg. Coupon (WAC)	3.44%		3.44%
Weighted Avg. Remaining Maturity (WARM)	42.43		41.56
Pool Receivables Balance	$895,069,414.30		$856,528,231.31
Remaining Number of Receivables	63,987		62,771

Adjusted Pool Balance	$878,078,649.92		$840,410,014.66

III. COLLECTIONS

Principal:
Principal Collections	$37,299,767.38
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$526,195.26
Total Principal Collections	$37,825,962.64

Interest:
Interest Collections	$2,522,604.11
Late Fees & Other Charges	$66,669.08
Interest on Repurchase Principal	$-
Total Interest Collections	$2,589,273.19

Collection Account Interest	$972.34
Reserve Account Interest	$96.83
Servicer Advances	$-

Total Collections	$40,416,305.00

1 of 3

Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	September 2014
Distribution Date	10/15/2014
Transaction Month	15
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections					$40,416,305.00
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$40,416,305.00
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$745,891.18		$745,891.18	$745,891.18
Collection Account Interest					$972.34
Late Fees & Other Charges					$66,669.08
Total due to Servicer					$813,532.60

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$68,546.96		$68,546.96
Class A-3 Notes		$255,008.33		$255,008.33
Class A-4 Notes		$141,139.08		$141,139.08

Total Class A interest:		$464,694.37		$464,694.37	$464,694.37

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,951.25		$32,951.25	$32,951.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$58,268.25		$58,268.25	$58,268.25

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$68,840.67		$68,840.67	$68,840.67

Available Funds Remaining:					$38,978,017.86

9. Regular Principal Distribution Amount:					$37,668,635.26

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$37,668,635.26
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$37,668,635.26		$37,668,635.26
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$37,668,635.26		$37,668,635.26

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					1,309,382.60

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$16,990,764.38
Beginning Period Amount	$16,990,764.38
Current Period Amortization	$872,547.73
Ending Period Required Amount	$16,118,216.65
Ending Period Amount	$16,118,216.65
Next Distribution Date Amount	$15,272,468.10

2 of 3

Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	September 2014
Distribution Date	10/15/2014
Transaction Month	15
30/360 Days	30
Actual/360 Days	30

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,786,329.33
Beginning Period Amount	$3,786,329.33
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,786,329.33
Ending Period Amount	$3,786,329.33

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%
		Beginning	Ending	Target
Overcollateralization Amount		$22,717,975.99	$22,717,975.99	$22,717,975.99
Overcollateralization as a % of Original Adjusted Pool		1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool		2.59%	2.70%	2.70%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.60%	61,890	98.25%	$841,546,955.93
30 - 60 Days	1.09%	682	1.35%	$11,605,518.34
61 - 90 Days	0.25%	154	0.30%	$2,554,666.00
91 + Days	0.07%	45	0.10%	$821,091.04
		62,771		$856,528,231.31
Total
Delinquent Receivables 61 + days past due	0.32%	199	0.39%	$3,375,757.04
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.30%	194	0.37%	$3,275,582.62
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.29%	187	0.36%	$3,342,742.32
Three-Month Average Delinquency Ratio	0.30%		0.37%

Repossession in Current Period		53		$991,252.12
Repossession Inventory		209		$687,411.58

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,241,415.61
Recoveries				$(526,195.26)
Net Charge-offs for Current Period				$715,220.35

Beginning Pool Balance for Current Period				$895,069,414.30

Net Loss Ratio				0.96%
Net Loss Ratio for 1st Preceding Collection Period				0.54%
Net Loss Ratio for 2nd Preceding Collection Period				1.09%
Three-Month Average Net Loss Ratio for Current Period				0.86%

Cumulative Net Losses for All Periods				$9,507,487.57
Cumulative Net Losses as a % of Initial Pool Balance				0.61%

Principal Balance of Extensions				$4,450,496.11
Number of Extensions				248

3 of 3